Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Summary of Impact of IFRS 15 on Reserves (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Incremental costs of obtaining contracts	¥ 4,840		¥ 3,349
Tax effect	(13,138)		¥ (8,010)
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Consideration payable to customers		¥ 2,884
Contract with multiple performance obligations		663
Incremental costs of obtaining contracts	(1,287)	1,210
Tax effect	¥ 869	(1,066)
Increase as of 1 January 2018		¥ 3,691